Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.52%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		990	$99,267
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,982	95,651
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,656	95,700
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)			338,493
		Notional
PURCHASED OPTIONS - 128.38% (b)(c)	Contracts	Amount

CALL OPTIONS - 112.66%
Invesco QQQ Trust Series 1, Expires 6/12/2023, Strike Price $288.84...............................	35	$935,410	74,000
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $389.80...............................	26	928,668	51,096
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $0.39...................................	26	928,668	918,927
PUT OPTIONS - 15.72%			1,044,023

iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.80...................	88	901,560	86,148
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price
$104.75................................................................................................................	90	922,050	56,315
SPDR S&P 500® Trust ETF, Expires 6/12/2023, Strike Price $156.31................................	26	928,668	3,174
TOTAL PURCHASED OPTIONS (Cost $1,321,690)			145,637
			1,189,660
Total Investments (Cost $1,663,994) - 164.90%............................................................			1,528,153
Liabilities in Excess of Other Assets - (64.90)%.............................................................			(601,462)
....................................................................................TOTAL NET ASSETS - 100.00%			$926,691

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,493.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1............................	6/12/2023	$313.74	35	$(935,410)	$(41,308)
SPDR S&P 500® Trust ETF............................	6/12/2023	$423.40	26	(928,668)	(21,438)
SPDR S&P 500® Trust ETF............................	6/12/2023	$156.31	26	(928,668)	(535,646)
PUT OPTIONS					(598,392)

iShares 20+ Year Treasury Bond ETF...............	6/12/2023	$113.47	88	(901,560)	(118,567)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	6/12/2023	$110.26	90	(922,050)	(87,806)
SPDR S&P 500® Trust ETF............................	6/12/2023	$350.82	26	(928,668)	(62,705)
TOTAL OPTIONS WRITTEN (Premiums Received $930,432)					(269,078)
					$(867,470)